Loans - Schedule of Future Maturities of Long-Term Bank (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Future Maturities of Long-Term Bank [Abstract]
2027
2028	191,136
2029	382,272
2030	382,272
2031	382,272
Thereafter	1,529,088
Total	$ 2,867,040